Schedule I—Condensed Financial Information of the Parent Company - Balance Sheets (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 16,297,410	$ 2,557,419	¥ 11,995,415		¥ 6,573,808
Total assets	62,287,541	9,774,275	58,940,814
LIABILITIES AND SHAREHOLDERS' EQUITY
Deferred income	449,693	70,567	334,431
Total liabilities	28,459,225	4,465,875	29,555,025
SHAREHOLDERS' EQUITY:
Treasury shares, at cost (Nil and 2,742,990 Class A shares as of December 31, 2020 and 2021, respectively)	(1,927,719)	(302,501)
Additional paid-in capital	12,227,637	1,918,783	10,816,185
Retained earnings	22,421,488	3,518,421	17,740,415
Accumulated other comprehensive loss	(88,599)	(13,905)	(58,954)
Total Vipshop Holdings Limited shareholders' equity	32,632,898	5,120,813	28,497,734
Total liabilities and shareholders' equity	62,287,541	9,774,275	58,940,814
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 80	$ 13	¥ 77
Additional disclosure
Common shares, par value (in dollars per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001	$ 0.0001
Common shares, shares authorized	483,489,642	483,489,642	483,489,642
Common shares, shares issued	122,975,885	122,975,885	119,223,484
Common shares, shares outstanding	120,232,895	120,232,895	119,223,484
Treasury shares (in shares)	2,742,990	2,742,990	0
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11
Additional disclosure
Common shares, par value (in dollars per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001	$ 0.0001
Common shares, shares authorized	16,510,358	16,510,358	16,510,358
Common shares, shares issued	16,510,358	16,510,358	16,510,358
Common shares, shares outstanding	15,560,358	15,560,358	15,560,358
Parent company
ASSETS
Cash and cash equivalents	¥ 337	$ 53	¥ 62
Investment in subsidiaries	28,904,332	4,535,720	23,358,829
Amount due from subsidiaries	3,812,267	598,228	5,278,056
Total assets	32,716,936	5,134,001	28,636,947
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	54,374	8,533	108,839
Deferred income	29,664	4,655	30,374
Total liabilities	84,038	13,188	139,213
SHAREHOLDERS' EQUITY:
Additional paid-in capital	12,227,637	1,918,783	10,816,185
Retained earnings	22,421,488	3,518,421	17,740,415
Accumulated other comprehensive loss	(88,599)	(13,905)	(58,954)
Total Vipshop Holdings Limited shareholders' equity	32,632,898	5,120,813	28,497,734
Total liabilities and shareholders' equity	32,716,936	5,134,001	28,636,947
Parent company | Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 80	$ 13	¥ 77
Additional disclosure
Common shares, shares authorized	483,489,642	483,489,642	483,489,642
Common shares, shares issued	122,975,885	122,975,885	119,223,484
Common shares, shares outstanding	120,232,895	120,232,895	119,223,484
Treasury shares (in shares)	2,742,990	2,742,990	0
Parent company | Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11
Additional disclosure
Common shares, shares authorized	16,510,358	16,510,358	16,510,358
Common shares, shares issued	15,560,358	15,560,358	16,510,358
Common shares, shares outstanding	15,560,358	15,560,358	16,510,358